Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) LEASE	Dec. 31, 2024 USD ($)	Jun. 18, 2024 USD ($)
Accounting Policies [Abstract]
Number of operatring lease | LEASE	1
Number of finance lease | LEASE	0
Offering costs	$ 14,548	$ 3,100
Convertible Notes Payable Threshold Amount of Financing Event		25,000
Income Tax Examination, Penalties and Interest Accrued		$ 0	$ 0